[redacted]

11006554

NASDAQ®

THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Received SEC
MAY 02 2011
Washington, DC 20549

William Slattery
Vice President
Listing Qualifications

CERTNAS
001-11155

By Electronic Mail Only

May 2, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on April 29, 2011 The Nasdaq Stock Market (the "Exchange") received from Westmoreland Coal Company (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, $2.50 par value

Depositary Shares, each representing one-quarter of a share of Series A Convertible Exchangeable Preferred Stock

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery